Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000246767
Shareholder Report [Line Items]
Fund Name	Range Global Coal Index ETF
Class Name	Range Global Coal Index ETF
Trading Symbol	COAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Range Global Coal Index ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Global Coal Index ETF	$36	0.85%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.85%
AssetsNet	$ 15,067,879
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 50,400
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,067,879	26	$50,400	15%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Hong Kong	0.5%
Canada	1.4%
Mongolia	2.3%
Poland	4.7%
South Africa	6.6%
Australia	37.1%
United States	45.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Yancoal Australia	10.4%
Warrior Met Coal	9.9%
Alliance Resource Partners LP	8.6%
Whitehaven Coal	7.6%
Alpha Metallurgical Resources	7.5%
New Hope	5.1%
Exxaro Resources	4.7%
Natural Resource Partners LP	4.6%
SunCoke Energy	4.5%
Stanmore Resources	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials
C000246769
Shareholder Report [Line Items]
Fund Name	Range Global Offshore Oil Services Index ETF
Class Name	Range Global Offshore Oil Services Index ETF
Trading Symbol	OFOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Range Global Offshore Oil Services Index ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Global Offshore Oil Services Index ETF	$40	0.85%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
AssetsNet	$ 4,267,685
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 18,706
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,267,685	30	$18,706	43%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
United Arab Emirates	0.9%
Bermuda	0.9%
Mexico	1.3%
Italy	3.2%
France	3.5%
United Kingdom	7.8%
South Korea	12.2%
Norway	20.8%
United States	48.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Samsung Heavy Industries	12.2%
Noble PLC	10.4%
Valaris	7.7%
Transocean	6.3%
Tidewater	5.9%
Odfjell Drilling	4.3%
Seadrill	4.1%
Technip Energies	3.5%
TechnipFMC PLC	3.4%
Subsea 7	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials
C000246770
Shareholder Report [Line Items]
Fund Name	Range Nuclear Renaissance Index ETF
Class Name	Range Nuclear Renaissance Index ETF
Trading Symbol	NUKZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Range Nuclear Renaissance Index ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Nuclear Renaissance Index ETF	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 255,220,212
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 761,945
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$255,220,212	44	$761,945	22%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Australia	1.5%
China	1.9%
Finland	2.0%
Czech Republic	2.3%
Spain	2.5%
United Kingdom	2.7%
Japan	6.3%
South Korea	8.1%
Canada	11.5%
United States	60.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Constellation Energy	9.2%
Cameco	9.0%
GE Vernova	3.4%
NuScale Power	3.2%
Oklo, Cl A	3.1%
ASP Isotopes	2.9%
Centrus Energy, Cl A	2.8%
Curtiss-Wright	2.7%
Rolls-Royce Holdings	2.7%
Lightbridge	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials